Debt Obligations Debt Obligations (Tables)	12 Months Ended
Dec. 31, 2018
Debt Disclosure [Abstract]
Schedule of Debt Obligations [Table Text Block]
The following table summarizes the Company's short-term borrowings and long-term debt:

	December 31, 2018		December 31, 2017
In millions, except percentages	Amount	Weighted-Average Interest Rate	Amount	Weighted-Average Interest Rate
Short-Term Borrowings
Current portion of Senior Secured Credit Facility (1)	$84	4.51%	$51	3.21%
Trade Receivables Securitization Facility	100	3.37%	—
Other (2)	1	4.92%	1	3.71%
Total short-term borrowings	$185		$52
Long-Term Debt
Senior Secured Credit Facility:
Term loan facility (1)	$675	4.51%	$759	3.21%
Revolving credit facility (1)	120	4.49%	—
Senior Notes:
5.00% Senior Notes due 2022	600		600
4.625% Senior Notes due 2021	500		500
5.875% Senior Notes due 2021	400		400
6.375% Senior Notes due 2023	700		700
Deferred financing fees	(18)		(23)
Other (2)	3	0.59%	3	1.62%
Total long-term debt	$2,980		$2,939

(1)	Interest rates are weighted average interest rates as of December 31, 2018 and 2017.
(2)
Interest rates are weighted average interest rates as of December 31, 2018 and 2017 primarily related to various international credit facilities and a note payable in the U.S.

Schedule of Maturities of Long-term Debt [Table Text Block]
Debt Maturities Maturities of debt outstanding, in principal amounts, at December 31, 2018 are summarized below:

		For the years ended December 31
In millions	Total	2019	2020	2021	2022	2023	Thereafter
Debt maturities	$3,183	$85	$190	$1,605	$600	$700	$3